Expense Example - FidelitySustainableLowDurationBondFund-RetailPRO - FidelitySustainableLowDurationBondFund-RetailPRO - Fidelity Sustainable Low Duration Bond Fund - Fidelity Sustainable Low Duration Bond Fund
Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 36
3 years	$ 122